Stock Plans (FY)	12 Months Ended
Dec. 31, 2020
Stock Plans [Abstract]
Stock Plans
12. Stock Plans
On January 9, 2017, the Company’s board of directors adopted the 2017 Stock Incentive Plan (the “Plan”). The Plan offers employees, directors and selected service providers to acquire equity in the Company in the aggregate number of shares through awards of Options, Restricted Stock Awards (“RSA”), Stock Appreciation Rights, Restricted Stock Units (“RSU”), and Other Stock Awards, at exercise prices not less than the fair market value at date of grant. As of December 31, 2020, 24,534,509 post-split shares were authorized to be issued under 2017 Stock Incentive Plan. Generally new shares are issued from the Company’s balance of authorized Common Stock from the 2017 Stock Incentive Plan to satisfy stock option exercises and vesting of awards. The Company also holds Treasury Shares available for issuance for awards under its stock-based benefit plans.
In December 2020, the Company entered into an amendment agreement with one of the Founders to modify the vesting of his Restricted Stock Awards. The amended plan resulted in modification of his outstanding equity awards by changing the vesting schedule. No incremental compensation expense was recorded as a result of this modification given that modification was limited to change in vesting schedule and did not impact the probability of vesting.
The following table summarizes stock option activity under the Plan and related information:
	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding - December 31, 2019	8,081,739	$0.22
Granted during the year	525,725	0.48
Exercised or released	—	—
Cancelled or forfeited	82,467	0.07
Expired	—	—
Balances - December 31, 2020	8,524,997	$0.23	7.51	$25,785
Vested and expected to vest - December 31, 2020	8,524,997	$0.23	7.51	$25,785
Exercisable - December 31, 2020	5,379,164	$0.16	7.11	$16,693
Stock options generally vest over four years from the date of grant, and are based only on service vesting conditions, except in the event of a change in control as defined under the Plan which would provide for accelerated exercisability. The options expire no later than ten years of grant date. The weighted-average grant date fair value of options granted to employees during the years ended December 31, 2019 and 2020 was $1.29 and $2.86, respectively. The aggregate intrinsic values of options exercised during the years ended December 31, 2019 and 2020 was zero for both years.
During fiscal 2020, the Company issued performance-based restricted stock units. RSUs have performance and service vesting conditions, which must both be satisfied in order to vest. Service vesting conditions for RSUs provide for vesting over four years from the date of grant except for 9.9 million RSUs that were issued during the year which have a service period up to the date of completion of the liquidity event. RSUs vest upon the completion of a liquidity event, either an initial public offering or sale event. No RSUs vested during the years ended December 31, 2019 and 2020, as the performance conditions are not probable of occurring. Therefore, no stock-based compensation cost has been recognized related to the RSUs granted as of December 31, 2020. Total unrecognized stock-based compensation cost of $40.8 million related to unvested RSUs is expected to be recognized upon vesting.
Under the Stock Plan, an RSA is an award of shares of common stock that may be subject to restrictions on transferability and other restrictions as the Board of Directors determine in its sole discretion on the date of grant. The Company has issued RSAs only to Founders and the restrictions are related to transferability, along with the standard service condition of four years required for vesting. During the years ended December 31,
2019 and 2020, the Company recognized stock-based compensation expense of $0.2 million and $0.2 million, respectively, related to RSAs issued under the Plan. As of December 31, 2019 and 2020, there was $0.2 million and $0.1 million, respectively, of total unamortized compensation cost related to RSAs under the Plan.
The following summarizes restricted stock activity under the Plan:
	Unvested Restricted Stock Units		Unvested Restricted Stock Awards
	Number of Shares	Weighted- Average Intrinsic Value	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested as of December 31, 2019	824,667	$1.64	4,424,652	$0.07
Granted	12,201,611	3.26	—	—
Vested	—	—	3,255,052	0.07
Forfeited or canceled	82,467	3.26	—	—
Unvested as of December 31, 2020	12,943,811	$ 3.16	1,169,600	$0.07
Stock-Based Compensation Expense
The Company recognized stock-based compensation expense under the Plan (in thousands):
	Years Ended December 31,
	2019	2020
Cost of revenue	$176	322
General and administrative	653	1,401
Research and development	51	57
Selling and marketing	26	38
Total stock-based compensation expense	$906	1,818
Total unamortized stock-based compensation expense as of December 31, 2020 was $44.5 million and is expected to be recognized over a weighted average period of approximately 3.04 years. This includes 9.9 million shares granted during the year that as described above have a service period through the date of the liquidity event.
Determination of Fair Value
The Company estimates the fair value of share-based compensation for stock options utilizing the Black-Scholes option-pricing model, which is dependent upon several variables, discussed below. These amounts are estimates and, thus, may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation on a straight-line basis over the requisite vesting period for each award.
Fair Value of Common Stock: The fair value of the shares of common stock underlying the stock-based awards has historically been determined by the board of directors, with input from management. Because there has been no public market for the Company’s common stock, the board of directors has determined the fair value of the common stock on the grant date of the stock-based award by considering a number of objective and subjective factors, including 409A valuations of the Company’s common stock, valuations of comparable companies, sales of the Company’s common stock to unrelated third parties, operating and financial performance, the lack of liquidity of the Company’s capital stock, and general and industry-specific economic outlook. The fair value of the underlying common stock will be determined by the board of directors until such time as the Company’s common stock is listed on an established stock exchange or national market system.
Expected Term: The expected term represents the period that the Company’s stock-based awards are expected to be outstanding and was calculated as the average of the option vesting and contractual terms, based on the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.
Expected Volatility: Since the Company does not have a trading history of its common stock, the expected volatility was derived from the average historical stock volatilities of several public companies within the Company’s industry that its considers to be comparable to its business over a period equivalent to the expected term of the stock option grants.
Risk-Free-Interest-Rate: The Company bases the risk-free interest rate on the implied yield available on US Treasury zero-coupon issues with remaining term equivalent to expected term.
Expected Dividend: The Company has not issued any dividends in its history and does not expect to issue dividends over the life of the options and, therefore, has estimated the dividend yield to be zero.
The fair value of stock options granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:
Years Ended December 31,
	2019	2020
Expected term (years)	5.66–6.09	5.99–6.17
Expected volatility	52.01%—54.10%	51.52%—51.58%
Risk-free interest rate	1.63%—2.3%	1.60%—1.61%
Expected dividends	—	—
Grant date fair value per option	$1.27—$1.30	$2.85—$2.86